Related Party Transactions - Additional Information (Detail) - PHP (₱) ₱ in Thousands	12 Months Ended
	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Director fee for each board meeting	₱ 250
Fee for each committee meeting attended	125
Total fees paid for board meetings and board committee meetings	₱ 63,000	₱ 72,000	₱ 57,000